(ICON)

Prudential
Equity
Income
Fund

SEMI
ANNUAL
REPORT
April 30, 1998

(LOGO)

Prudential Equity Income Fund

Performance At A Glance.

Supported by our holdings in retail, housing, and auto stocks, the Prudential Equity Income Fund delivered double-digit returns over the six months ended April 30, 1998, performing in line with similar funds tracked by Lipper Analytical
Services.  Our focus
on the high-performing consumer cyclical sector helped, although our holdings of mid-sized companies (mid-caps) held us back somewhat. Still, over the 12-month period ended April 30, our mid-cap holdings contributed to a return which was 13 percentage points ahead of the Lipper average.

Cumulative Total Returns1
As of 4/30/98
                  Six        One       Five
Ten        Since
                 Months      Year      Years
Years     Inception2
Class A          16.24%     47.52%    145.92%
N/A        279.85%
Class B          15.81      46.35     136.81
342.31%      337.99
Class C          15.81      46.35       N/A
N/A        113.56
Class Z          16.41      47.90       N/A
N/A         77.84
Lipper Eq. Inc.
Fund Average3    16.30      34.07     132.78
314.41         ***

Average Annual Total Returns1
As of 3/31/98
                         One       Five
Ten        Since
                         Year      Years
Years     Inception2
Class A                 42.99%     18.41%
N/A        16.89%
Class B                 44.47      18.64
16.12%      14.06
Class C                 48.47       N/A
N/A        22.85
Class Z                 50.93       N/A
N/A        31.47

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of
5% for Class A shares and a declining
contingent deferred sales
charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years for Class
B shares. Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or a distribution fee. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase.

2Inception dates: Class A, 1/22/90; Class B,
1/22/87; Class C,
8/1/94; Class Z, 3/1/96.

3These are the average returns of all funds in each share class for the Lipper Analytical Services' Equity
Income category for
the six-month, one-, five-, and 10-year
periods.

***Lipper Since Inception returns are 230.80% for Class A,
302.24% for Class B, 115.07% for Class C, and
61.82% for
Class Z for all funds in each share class.

How Investments Compared.
   (As of 4/30/98)
       (GRAPH)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is
usually exempt
from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Warren E. Spitz, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Equity Income Fund seeks both current income and capital appreciation by investing primarily in stocks and convertible securities that provide investment income returns above those of the Standard & Poor's 500
Index (S&P 500) or the
NYSE Composite Index. The Fund emphasizes stocks that are considered undervalued, given their earnings, cash flow or asset values. There can be no assurance that the Fund will achieve its investment objective.

Focus On
Mid-Caps.

Almost a quarter of our holdings were mid-cap companies, where we find more value today than in the mega-sized blue-chips.
Late in the period this focus hurt us. We believe investors reacted to the uncertainty in Asia, not to a change in the earnings prospects of mid-caps.

Strategy Session.
Maintaining Our Focus.

We remain focused in financials, industrials, and consumer cyclicals. About 14% of our holdings are in real estate investment trusts (REITs). We believe real estate offers good long-term growth potential, especially with today's high dividend yields. We own well-run real estate companies and see no significant overbuilding or economic softness which could threaten their rent income. Our bankers and brokerages, such as Lehman (our largest holding), continue to record excellent profits. Their market values are further enhanced by industry consolidation.

We have sizable holdings in industrials, companies that produce the raw materials needed to make the economy grow. These include forest products, chemicals, and metals. We increased our holdings of ALCOA, the aluminum manufacturer, to make it our fifth largest holding. Basic materials stocks have been inexpensive. They are cyclical -- companies whose prospects vary with the economic cycle. With U.S. first quarter economic growth almost five percent and inflation still relatively negligible, we expect strong earnings from these companies and possibly sharp stock price appreciation when their earnings growth is more widely appreciated.

Our consumer cyclicals also represent our belief that the U.S.
economy is growing, even though it is in its second longest peacetime expansion. We hold retailers (such as the Limited, up 44% over the six months ended April 30, 1998, and KMart preferred shares, up 19%), home builders
(Hanson plc, up 19%),
and auto makers (Chrysler, up 17%, and Ford, up 58%).

    Portfolio Composition.
Sectors expressed as a percentage of
   net assets as of 4/30/98.
          (PIE CHART)

What Went Well.
Stocks Provide
Excellent Returns.

The U.S. equity market generally provided an excellent return for the six months ended April 30, 1998, with six of seven sectors (except energy)
providing a 20%
or greater gain. Our reporting period
included a strong
rebound from the market's decline in mid-1997 out of fear that Asian weakness would stop U.S. growth.

Our financial services companies had
particularly strong
gains, especially Paine Webber (up 53% for the six months),
Lehman Brothers (our largest holding, up
51%), and Bear
Stearns (up 45%). Financial services
companies make up 11%
of our portfolio and averaged a 49% return over the six-month period. The increasing pace of consolidation in the sector increases the value of the remaining acquisition or merger candidates. Meanwhile, they continue to have excellent earnings because the pace of investment in U.S. securities remains very high.

Industry consolidation also added to our return in a more direct fashion: a number of our holdings were acquired by other firms. For example, Digital
Equipment
Corp. was acquired by Compaq, Nova by
Transcanada (for
its Canadian gas pipelines; its chemical business was resold), and Waste Management by USA Waste
Services.

Five Largest Holdings.
4.7%  Lehman Brothers
      Financial Services
4.1%  Dow Chemical Company
      Chemicals
3.4%  McDermott International
      Energy Systems
3.3%  Equity Residential
      Realty Investment Trust
3.1%  Aluminum Co. of America
      Aluminum

Expressed as a percentage of net assets
as of 4/30/98.

And Not So Well.
Asian Concerns
Affect Stocks.

Although the stock market rebounded, its concern over financial developments in Asia took the form of a strong focus on the largest globally oriented companies, which many investors believed would have more stable earnings growth. We had avoided these stocks because they had been expensive for some time. The less expensive mid-sized companies that we thought were better values lost favor.
We considered this a buying opportunity.

Tobacco-related companies were unpopular: RJR
Nabisco,
whose nontobacco components alone would, in our analysis, be a bargain at today's price for the entire company, had a price decline.

Our industrial and energy holdings generally lagged the strong market, and Pioneer Natural Resources, an independent exploration and production company, was in a weak segment of the industry.

Looking Ahead.
We see no sign the U.S. economy will
falter any time soon. Job growth is strong, consumer spending is rising at the fastest pace since early
1992, inflation is
negligible, and no major production
bottlenecks have appeared.
Both companies that sell to consumers and the industrial firms that provide the raw materials for these products should continue to prosper. These are the consumer and industrial cyclicals we have bought. After-tax corporate profits have been declining, but this is primarily a concern for investors who have overpaid for the stock market leaders.

Where Does A Value Investor Find Bargains In
A Rising Market?

Portfolio Manager Warren Spitz sees growth potential in mid-cap companies, consumer cyclicals, and more.Q.
Where do you find
value after the stock market has gained more than 130% in three years?

A. Investors are paying more for a dollar of corporate earnings today than they have in the past, but the interest is going predominantly to the largest, globally oriented companies.
This may be a reaction to uncertainty in Asia or it may be that investors new to the U.S. market prefer familiar names, but the less-known mid-sized companies (mid-caps) have become inexpensive by comparison.

Q. What makes mid-caps attractive?

A. As of April 30, the six-month return on S&P 400 (mid-cap) companies has been more than the historical average full-year return for stocks, so they are not languishing. However, share prices of the mid-caps have not kept up with those of the S&P
500 (large-caps), while the earnings of mid-caps over the five years ended April 30 have grown faster than those of either larger or smaller firms. The difference was a substantial three percentage points a year faster average growth than
S&P 500 companies. Faster earnings growth, together with share prices that, while healthy, have lagged the blue-chips, should mean mid-caps are a good value. What's more, mid-caps have continued their rapid earnings growth, while after-tax profits of U.S. firms overall have declined for two quarters, according to U.S. Department of Commerce figures (released
May 28, 1998).

Q. What other opportunities do you see?
A. Investors also have been neglecting basic materials companies -- the forest products, chemicals, and metals firms. In the past, when demand pushed up the prices of their goods, these companies used their earnings to build new capacity. When the economic cycle slowed, they were left with expensive and idle facilities. Since we are now into the eighth year of economic expansion (the post-WWII economic expansion cycle average is 3 1/2 years), investors who based their analysis only on the history of this sector had reason to avoid it. However, current management has learned the lessons of the past. Instead of spending money on new capacity in good times, they are planning better, buying back stock, reducing debt, and increasing dividends. This focus on shareholder value has not yet been adequately reflected in their share prices.
That's why we brought ALCOA up to our fifth largest position.
Industrials are our second largest sector: we remain heavily invested in steel, papers, and chemicals.

      The economic expansion also is helping
consumer
cyclicals -- auto companies, retailers, home builders, and furnishing companies. Consumer spending in the first quarter of 1998 rose faster than at any time since 1992.
Although consumer cyclical stocks are not as inexpensive as the industrials, we believe that their prospects for earnings growth still make them attractive.

President's Letter
June 9, 1998

See You On the Net!

Dear Shareholder:

We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so.
Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com

The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com

The Prudential Securities Virtual Branch
Office is a full-service
brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net News
(February 1998),
a subsidiary of Institutional Investor
magazine, and was
also rated among the top corporate web sites by Fortune magazine (Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs.
Investors, through their Prudential
Securities Financial
Advisors, may also enroll in Prudential
Online" and have
access to their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their Financial Advisor.

Both sites also contain professional
opportunities for
people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses. So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
of April 30, 1998 (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
---------------

Shares          Description
Value (Note 1)
      ---------------------------------------
---------------------
LONG-TERM INVESTMENTS--97.7%
COMMON STOCKS--92.8%
      ---------------------------------------
---------------------
Airlines--3.1%
      483,000   AMR Corp.(a)
$    73,597,125
---------------------------------------------
---------------
Aluminum--5.0%
      977,300   Aluminum Co. of America
75,740,750
      309,820   Kaiser Aluminum Corp.(a)
3,233,746
      642,984   Reynolds Metals Co.
42,436,944

---------------

121,411,440
---------------------------------------------
---------------
Apparel--0.8%
      572,700   Kellwood Co.
18,290,606
       40,800   Oxford Industries, Inc.
1,453,500

---------------

19,744,106
---------------------------------------------
---------------
Automobiles & Trucks--5.2%
    1,493,558   Chrysler Corp.
60,022,362
      750,000   Ford Motor Co.
34,359,375
      450,000   General Motors Corp.
30,318,750

---------------

124,700,487
---------------------------------------------
---------------
Building & Construction--1.4%
      630,300   Kaufman & Broad Home Corp.
18,318,094
      750,000   Ryland Group, Inc.
15,703,125

---------------

34,021,219
---------------------------------------------
---------------
Business Services--0.2%
      161,780   Crescent Operating, Inc.(a)
3,538,938
---------------------------------------------
---------------
Chemicals--5.3%
    1,015,800   Dow Chemical Co.
98,215,162
      856,628   Millennium Chemicals, Inc.
30,731,530

---------------

128,946,692
Computer Hardware--1.4%
      496,500   Digital Equipment Corp.(a)
$    27,617,812
      719,800   Intergraph Corp.(a)
6,118,300

---------------

33,736,112
---------------------------------------------
---------------
Diversfied Consumer Products--0.7%
      219,200   Eastman Kodak Co.
15,823,500
---------------------------------------------
---------------
Diversified Industries--2.1%
    1,451,555   CBS Corp.
51,711,647
---------------------------------------------
---------------
Electrical Equipment--2.4%
      602,000   Esterline Technologies
Corp.(a)         13,846,000
      154,800   Instron Corp.
2,979,900
      700,000   Kuhlman Corp.
34,300,000
      364,400   Newport Corp.
7,424,650

---------------

58,550,550
---------------------------------------------
---------------
Energy Systems--3.4%
    1,986,600   McDermott International, Inc.
82,195,575
---------------------------------------------
---------------
Financial Services--11.1%
      196,563   Associates First Capital
Corp.          14,680,799
      959,577   Bear Stearns Cos., Inc.
54,755,863
      220,000   Dun & Bradstreet Corp.
7,810,000
      325,800   Edwards (A.G.), Inc.
14,661,000
    1,612,000   Lehman Brothers Holdings,
Inc.         114,552,750
    1,324,500   PaineWebber Group, Inc.
59,354,156
       29,232   Travelers Group, Inc.
1,788,633

---------------

267,603,201
---------------------------------------------
---------------
Forest & Paper--3.2%
       72,600   Fletcher Challenge Forest
Ltd.
                  ADR
                  (New Zealand)
485,512
      392,400   Georgia-Pacific Corp.
30,288,375

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of April 30, 1998 (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
---------------

Shares          Description
Value (Note 1)
      ---------------------------------------
---------------------
Forest & Paper (cont'd.)
    1,096,400   Louisiana-Pacific Corp.
$    23,983,750
      206,800   Potlatch Corp.
9,797,150
      200,000   Weyerhaeuser Co.
11,525,000

---------------

76,079,787
---------------------------------------------
---------------
Gas Distribution--1.0%
      914,467   BG PLC, S.A. ADR
                  (United Kingdom)
24,404,838
---------------------------------------------
---------------
Gas Pipelines--1.4%
    1,830,500   NOVA Corp.
20,821,937
      280,100   Sonat, Inc.
12,429,438

---------------

33,251,375
---------------------------------------------
---------------
Insurance--3.4%
      586,200   Marsh & McLennan Cos., Inc.
53,417,475
      393,400   Ohio Casualty Corp.
19,030,725
      356,800   Selective Insurance Group,
Inc.          9,812,000

---------------

82,260,200
---------------------------------------------
---------------
Integrated Producers--1.8%
      676,000   Elf Aquitaine, S.A. ADR
(France)        43,897,750
---------------------------------------------
---------------
Mining--0.4%
      700,000   Ashanti Goldfields Co. Ltd.
GDR
                  (Africa)
6,912,500
      194,678   Coeur D'Alene Mines Corp.(a)
2,275,299
      298,499   Echo Bay Mines, Ltd.(a)
1,063,403
       37,500   Zeigler Coal Holding Company
677,344

---------------

10,928,546
---------------------------------------------
---------------
Miscellaneous Industrial--2.2%
    1,796,000   Hanson PLC, S.A. ADR
                  (United Kingdom)
53,206,500
---------------------------------------------
---------------
Oil & Gas Exploration/Production--3.1%
    1,000,000   Occidental Petroleum Corp.
29,437,500
    1,896,527   Pioneer Natural Resources Co.
45,398,115

---------------

74,835,615
Oil Refining & Marketing--1.1%
    1,500,000   Quaker State Corp.
$    27,093,750
---------------------------------------------
---------------
Paper & Packaging--1.2%
      759,900   Gibson Greetings Inc.(a)
19,876,135
      486,300   Longview Fibre Co.
8,236,706

---------------

28,112,841
---------------------------------------------
---------------
Realty Investment Trust--13.6%
      271,000   AMLI Residential Properties
                  Trust
6,216,063
      134,300   Bradley Real Estate, Inc.
2,795,119
      590,000   Capital Automotive REIT
9,181,875
      718,700   CCA Prison Realty Trust
25,468,931
    1,817,800   Crescent Real Estate
Equities,
                  Inc.
62,032,425
    1,266,500   Crown American Realty Trust
12,823,313
      200,000   Equity Inns, Inc.
2,950,000
      559,426   Equity Office Properties
Trust          15,908,677
    1,605,100   Equity Residential Properties
                  Trust
78,850,537
      543,900   Gables Residential Trust
14,821,275
      530,300   Glimcher Realty Trust
11,268,875
      500,000   Haagen (Alexander)
Properties,
                  Inc.
8,093,750
      388,100   Irvine Apartment Communities,
                  Inc.
11,861,306
       34,900   JDN Realty Corp.
1,110,256
       96,000   JP Realty, Inc.
2,322,000
       62,550   Kimco Realty Corp.
2,318,259
      230,000   Malan Realty Investors, Inc.
4,053,750
      410,300   Manufactured Home
Communities,
                  Inc.
10,360,075
       62,600   Pennsylvania Real Estate
                  Investment Trust
1,486,750
      190,427   Security Capital Pacific
Trust           4,260,804
       16,800   Simon De Bartolo Group, Inc.
553,350
      198,700   Sunstone Hotel Investors,
Inc.           3,079,850
      166,600   Tri Net Corporate Realty
Trust,
                  Inc.
5,966,363
      533,400   Vornado Realty Trust
21,369,337
      355,000   Walden Residential
Properties,
                  Inc.
8,653,125

---------------

327,806,065

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of April 30, 1998 (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
---------------

Shares          Description
Value (Note 1)
      ---------------------------------------
---------------------
Retail--5.2%
    1,509,300   The Limited, Inc.
$    50,655,881
       80,500   Blair Corp.
2,223,813
    1,099,300   Heilig-Meyers Co.
15,458,906
      758,400   Penney (J.C.) Co., Inc.
53,893,800
       66,300   Tandy Corp.
3,298,425

---------------

125,530,825
---------------------------------------------
---------------
Steel--3.0%
    1,866,900   USX-U.S. Steel Group, Inc.
73,042,462
---------------------------------------------
---------------
Telecommunication Services--2.9%
      359,600   Telebras ADR
43,803,775
      470,200   Telefonos de Mexico, S.A. ADR
                  (Mexico)
26,625,075

---------------

70,428,850
---------------------------------------------
---------------
Tobacco--3.7%
      606,500   B.A.T Industries PLC, ADR
                  (United
                  Kingdom)
11,788,844
      548,200   Imperial Tobacco Group PLC,
                  ADR(a) (United Kingdom)
7,674,800
    2,487,420   RJR Nabisco Holdings Corp.
69,181,368

---------------

88,645,012
---------------------------------------------
---------------
Trucking & Shipping--0.5%
      287,950   Alexander & Baldwin, Inc.
8,242,569
      190,500   Yellow Corp.(a)
3,417,094

---------------

11,659,663
---------------------------------------------
---------------
Waste Management--2.2%
    1,546,900   Waste Management, Inc.
51,821,150
---------------------------------------------
---------------
Wood Processing--0.8%
      396,700   Rayonier, Inc.
19,884,588

---------------
                Total common stocks
                  (cost $1,532,672,488)
2,238,470,409

---------------
PREFERRED STOCKS--3.9%
---------------------------------------------
---------------
Integrated Producers--0.1%
       48,099   Unocal Capital Trust, Conv.
                  6.25%
$     2,789,742
---------------------------------------------
---------------
Manufacturing--0.2%
      262,500   Worthington Industries, Inc.
                  Conv. 7.25%
3,953,906
---------------------------------------------
---------------
Mining--0.1%
       60,000   Hecla Mining Co., Conv.
7.00%,
                  Ser. B
2,670,000
---------------------------------------------
---------------
Realty Investment Trust--0.1%
                Security Capital Pacific
Trust,
       54,600   Conv. $1.75, Ser. A
1,627,763
---------------------------------------------
---------------
Retail--2.1%
      768,000   K-Mart Financing I, Conv.
7.75%         50,496,000
---------------------------------------------
---------------
Steel--0.8%
      250,800   Bethlehem Steel Corp., Conv.
                  $3.50
12,540,000
      118,900   USX Capital Trust I, Conv.,
                  6.75%
6,071,331

---------------

18,611,331
---------------------------------------------
---------------
Transportation-Road & Rail--0.5%
      243,900   Union Pacific Capital Trust
12,987,675

---------------
                Total preferred stocks
                  (cost $86,581,224)
93,136,417

---------------
Units
-------------
WARRANTS(a)
---------------------------------------------
---------------
Engineering & Construction
                Morrison Knudsen Corp.
       12,044   expiring 3/11/03 @$12.00
60,220
---------------------------------------------
---------------
Realty Investment Trust
                Security Capital Group-Class
B
       34,726   expiring 9/18/98 @$28.00
97,667

---------------
                Total warrants
                  (cost $0)
157,887

---------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of April 30, 1998 (Unaudited)      PRUDENTIAL
EQUITY INCOME FUND
---------------------------------------------
---------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)        Description
Value (Note 1)
---------------------------------------------
---------------
CONVERTIBLE BONDS--0.6%
---------------------------------------------
---------------
Integrated Oil--0.1%
                          Oryx Energy Co.,
Sub.
                          Deb.,
Ba3              $1,871   7.50%, 5/15/14
$1,871,000
---------------------------------------------
---------------
Realty Investment Trust--0.2%
                          Haagen (Alexander)
                          Properties, Inc.,
                          Sub. Deb., Ser. A,
B2                  700   7.50%, 1/15/01
696,766
                          Sub. Deb., Ser. B,
B2                1,200   7.50%, 1/15/01
1,194,456
                          Malan Realty
Investors,
                          Inc.,
                          Sub. Deb.,
B3                3,800   9.50%, 7/15/04
3,895,000

--------------

5,786,222
---------------------------------------------
---------------
Retail--0.3%
                          Charming Shoppes,
Inc.
B2                8,000   7.50%, 7/15/06
7,603,760

--------------
                          Total convertible
bonds
                          (cost $15,481,951)
15,260,982

--------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
                          New Zealand Gov't.
Bonds,
NR      NZ$15,580         8.00%, 4/15/04
                          (cost $10,819,084)
$8,985,482

--------------
                          Total long-term
                          investments
                          (cost
$1,645,554,747)        2,356,011,177

--------------
SHORT-TERM INVESTMENT--2.3%
---------------------------------------------
---------------
REPURCHASE AGREEMENT--2.3%
                 55,897   Joint Repurchase
                          Agreement Account
                          5.50%, 5/1/98,
                          (cost $55,897,000;
Note
                          5)
55,897,000

--------------
---------------------------------------------
---------------
Total Investments--100.0%
                          (cost
$1,701,451,747;
                          Note 4)
2,411,908,177
                          Other assets in
excess of
                          liabilities
346,914

--------------
                          Net Assets--100%
$2,412,255,091

--------------

--------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
NR--Not rated by Moody's or Standard &
Poor's.
PLC--Public Limited Company.
The Fund's current Statement of Additional
Information contains a
description of Moody's ratings.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
(Unaudited)    PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------

Assets
April 30, 1998
Investments, at value (cost
$1,701,451,747)..............................
 ...................................
$2,411,908,177
Foreign currency, at value (cost
$343,913)....................................
 ..............................
345,091
Cash.........................................
 .............................................
 ..................             284,229
Receivable for Fund shares
sold.........................................
 ....................................
6,024,377
Dividends and interest
receivable...................................
 ........................................
5,743,492
Receivable for investments
sold.........................................
 ....................................
2,867,815
Other
assets.......................................
 .............................................
 ............              23,517

--------------
   Total
assets.......................................
 .............................................
 .........       2,427,196,698

--------------
Liabilities
Payable for investments
purchased....................................
 .......................................
7,135,635
Payable for Fund shares
reacquired...................................
 .......................................
4,977,521
Distribution fee
payable......................................
 .............................................
 .           1,457,363
Management fee
payable......................................
 .............................................
 ...             986,110
Foreign withholding tax
payable......................................
 .......................................
294,451
Accued
expenses.....................................
 .............................................
 ...........              90,527

--------------
   Total
liabilities..................................
 .............................................
 .........          14,941,607

--------------
Net
Assets.......................................
 .............................................
 ..............      $2,412,255,091

--------------

--------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..........................................
 ..........................      $
1,097,017
   Paid-in capital in excess of
par..........................................
 ...............................
1,604,392,060

--------------

1,605,489,077
   Distributions in excess of net investment
income.......................................
 ..................          (1,912,595)
   Accumulated net realized
gains........................................
 ...................................
98,220,512
   Net unrealized appreciation on investments
and foreign
currencies...................................
 .....         710,458,097

--------------
Net assets, April 30,
1998.........................................
 .........................................
$2,412,255,091

--------------

--------------
Class A:
   Net asset value and redemption price per
share
      ($732,523,179 / 33,239,656 shares of
beneficial interest issued and
outstanding)......................
$22.04
   Maximum sales charge (5% of offering
price).......................................
 .......................                1.16

--------------
   Maximum offering price to
public.......................................
 ..................................
$23.20

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($1,559,893,326 / 71,020,154 shares of
beneficial interest issued and
outstanding)....................
$21.96

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($35,754,661 / 1,627,912 shares of
beneficial interest issued and
outstanding)........................
$21.96

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($84,083,925 / 3,814,016 shares of
beneficial interest issued and
outstanding)........................
$22.05

--------------

--------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL EQUITY INCOME FUND
Statement of Operations (Unaudited)
--------------------------------------

Six Months

Ended
Net Investment Income
April 30, 1998
Income
   Dividends (net of foreign withholding
      taxes of $63,575)......................
$ 27,420,810
   Interest..................................
2,726,106

--------------
      Total income...........................
30,146,916

--------------
Expenses
   Management fee............................
5,318,108
   Distribution fee--Class A.................
793,483
   Distribution fee--Class B.................
6,799,127
   Distribution fee--Class C.................
124,823
   Transfer agent's fees and expenses........
1,003,000
   Reports to shareholders...................
104,000
   Custodian's fees and expenses.............
72,000
   Registration fees.........................
54,500
   Trustees' fees and expenses...............
18,000
   Insurance.................................
13,000
   Audit fee and expenses....................
12,500
   Legal fees and expenses...................
12,000
   Miscellaneous.............................
4,500

--------------
      Total expenses.........................
14,329,041

--------------
Net investment income........................
15,817,875

--------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...................
101,904,209
   Foreign currency transactions.............
(97,032)

--------------

101,807,177

--------------
Net change in unrealized appreciation on:
   Investments...............................
203,947,147
   Foreign currency transactions.............
17,310

--------------

203,964,457

--------------
Net gain on investments and foreign currency
   transactions..............................
305,771,634

--------------
Net Increase in Net Assets
Resulting from Operations....................
$321,589,509

--------------

--------------

PRUDENTIAL EQUITY INCOME FUND
Statement of Changes in Net Assets
(Unaudited)
--------------------------------------

                                   Six Months
                                     Ended
Year Ended
Increase (Decrease)                April 30,
October 31,
in Net Assets                         1998
1997
Operations
   Net investment income.......  $
15,817,875    $   29,370,366
   Net realized gain on
      investments and foreign
      currency transactions....
101,807,177       184,439,985
   Net change in unrealized
      appreciation of
      investments and foreign
      currencies...............
203,964,457       363,934,627
                                 ------------
--    --------------
   Net increase in net assets
      resulting from
      operations...............
321,589,509       577,744,978
                                 ------------
--    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A..................
(6,200,850)      (10,388,275)
      Class B..................
(8,461,394)      (17,820,066)
      Class C..................
(152,828)         (186,974)
      Class Z..................
(1,002,803)       (1,432,974)
                                 ------------
--    --------------

(15,817,875)      (29,828,289)
                                 ------------
--    --------------
   Distributions in excess of
      net investment income
      Class A..................
(528,318)               --
      Class B..................
(720,919)               --
      Class C..................
(13,021)               --
      Class Z..................
(85,440)               --
                                 ------------
--    --------------

(1,347,698)               --
                                 ------------
--    --------------
   Distributions from net realized gains
      Class A..................
(54,361,373)      (16,446,394)
      Class B..................
(114,880,805)      (44,123,354)
      Class C..................
(1,798,135)         (407,245)
      Class Z..................
(8,584,415)       (2,197,282)
                                 ------------
--    --------------

(179,624,728)      (63,174,275)
                                 ------------
--    --------------
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold...
576,410,828       699,979,865
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............
180,974,312        84,965,746
   Cost of shares reacquired...
(383,158,305)     (681,144,020)
                                 ------------
--    --------------
   Net increase in net assets
      from Fund share
      transactions.............
374,226,835       103,801,591
                                 ------------
--    --------------
Total increase.................
499,026,043       588,544,005
Net Assets
Beginning of period............
1,913,229,048     1,324,685,043
                                 ------------
--    --------------
End of period..................
$2,412,255,091    $1,913,229,048
                                 ------------
--    --------------
                                 ------------
--    --------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------
Prudential Equity Income Fund (the 'Fund') is
registered under the Investment
Company Act of 1940 as a diversified, open-
end, management investment company.
The investment objective of the Fund is both
current income and capital
appreciation. It seeks to achieve this
objective by investing primarily in
common stocks and convertible securities that
provide investment income returns
above those of the Standard & Poor's 500
Stock Index or the NYSE Composite
Index. The ability of the issuers of the debt
securities held by the Fund to
meet their obligations may be affected by
economic developments in a specific
industry or country.
---------------------------------------------
---------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Investments in
securities traded on a national securities
exchange (or reported on the Nasdaq national
market) are valued at the last sale
price on such exchange on the day of
valuation or, if there was no sale on such
day, the mean between the last bid and asked
prices quoted on such day or at the
bid price in the absence of an asked price.
Convertible debt securities that are
actively traded in the over-the-counter
market, including listed securities for
which the primary market is believed to be
over-the-counter, are valued at the
mean between the most recently quoted bid and
asked prices provided by principal
market makers. Securities which are otherwise
not readily marketable or
securities for which market quotations are
not readily available are valued in
good faith at fair value in accordance with
procedures adopted by the Fund's
Board of Trustees.
Short-term securities which mature in more
than 60 days are valued based upon
current market quotations. Short-term
securities which mature in 60 days or less
are valued at amortized cost which
approximates market value.
In connection with transactions in repurchase
agreements, it is the Fund's
policy that its custodian or designated
subcustodians under triparty repurchase
agreements, as the case may be, take
possession of the underlying collateral
securities, the value of which exceeds the
principal amount of the repurchase
transaction, including accrued interest. If
the seller defaults and the value of
the collateral declines or if bankruptcy
proceedings are commenced with respect
to the seller of the security, realization of
the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and
records of the Fund are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities--at the
current rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rates of exchange prevailing on the
respective dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the period,
the Fund does not isolate that
portion of the results of operations arising
as a result of changes in the
foreign exchange rates from the fluctuations
arising from changes in the market
prices of the securities held at period end.
Similarly, the Fund does not
isolate the effect of changes in foreign
exchange rates from the fluctuations
arising from changes in the market prices of
long-term debt securities sold
during the period. Accordingly, such realized
foreign currency gains and losses
are included in the reported net realized
gains/losses on investment
transactions.
Net realized losses on foreign currency
transactions of $97,032 represents net
foreign exchange gains and losses from sales
and maturities of short-term
securities and forward currency contracts,
holding of foreign currencies,
currency gains or losses realized between the
trade and settlement dates on
securities transactions, and the difference
between the amounts of interest and
foreign taxes recorded on the Fund's books
and the U.S. dollar equivalent
amounts actually received or paid. Net
currency gains and losses from valuing
foreign currency denominated assets
(excluding investments) and liabilities at
period end exchange rates are reflected as a
component of net unrealized
appreciation/depreciation on investments and
foreign currencies.
Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of U.S. companies as a result of,
among other factors, the possibility of
political or economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains
and losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date; interest income is recorded
on the accrual basis. Expenses are
recorded on the accrual basis which may
require the use of certain estimates by
management.
Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to each
class of shares of the Fund based
upon the relative proportion of net assets of
each class at the beginning of the
day.
---------------------------------------------
-----------------------------------
Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------
Federal Income Taxes: It is the Fund's policy
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its
taxable net income to its shareholders.
Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends have
been provided for in accordance with
the Fund's understanding of the applicable
country's tax rates.
Dividends and Distributions: The Fund expects
to pay dividends out of net
investment income quarterly and make
distributions at least annually of any net
capital gains. Dividends and distributions
are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles. These differences are primarily
due to differing treatment of
distributions from Real Estate Investment
Trusts.
Reclassification of Capital Accounts: The
Fund accounts for and reports
distributions to shareholders in accordance
with American Institute of Certified
Public Accountants (AICPA) Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease accumulated
net realized gains on investments and
increase net unrealized appreciation on
investments by $192,220. Net investment
income, net realized gains and net assets
were not affected by these changes.
---------------------------------------------
---------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement,
PIFM has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .60 of 1% of the Fund's average daily
net assets up to $500 million, .50
of 1% of the next $500 million, .475 of 1% of
the next $500 million and .45 of
1% of the average daily net assets in excess
of $1.5 billion.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans')
regardless of expenses actually
incurred by them. The distribution fees are
accrued daily and payable monthly.
No distribution or service fees are paid to
PSI as distributor for Class Z
shares of the Fund. Effective July 1, 1998
Prudential Investment Management
Services LLC will become the distributor of
the Fund and will serve the Fund
under the same terms and conditions as under
the arrangement with PSI.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%,
of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Plans were .25 of 1%
of the average daily net assets of
Class A shares and 1% of the average daily
net assets of both the Class B and C
shares for the six months ended April 30,
1998.
PSI has advised the Fund that it has received
approximately $1,263,200 in
front-end sales charges resulting from sales
of Class A shares during the six
months ended April 30, 1998. From these fees,
PSI paid such sales charges to
dealers, which in turn paid commissions to
salespersons and incurred other
distribution costs.
PSI has advised the Fund that for the six
months ended April 30, 1998, it
received approximately $551,000 and $7,400 in
contingent deferred sales charges
imposed upon certain redemptions by Class B
and Class C shareholders,
respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. Interest on any such borrowings
outstanding will be at market
rates. The purpose of the Agreement is to
serve as an alternative source of
funding for capital share redemptions. The
Fund did not borrow any amounts
pursuant to the Agreement during the six
months ended April 30, 1998. The Funds
pay a commitment fee at an annual rate of
 .055 of 1% on the unused portion of
the credit facility. The commitment fee is
accrued and paid quarterly on a pro
rata basis by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998 under the
same terms.
---------------------------------------------
-----------------------------------
Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and
during the six months ended April 30,
1998, the Fund incurred fees of approximately
$1,000,000 for the services of
PMFS. As of April 30, 1998, approximately
$204,500 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
For the six months ended April 30, 1998, PSI
earned approximately $64,100 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
---------------------------------------------
---------------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the six months ended April 30, 1998 were
$476,912,543 and $261,307,216,
respectively.
The cost basis of investments for federal
income tax purposes at April 30, 1998
was $1,701,451,747 and, accordingly, net
unrealized appreciation for federal
income tax purposes was $710,456,430 (gross
unrealized
appreciation--$746,494,985; gross unrealized
depreciation--$36,038,555).
---------------------------------------------
---------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated
registered investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or Federal agency
obligations. As of April 30, 1998, the Fund
had a 4.87% undivided interest in repurchase
agreements in the joint account.
The undivided interest for the Fund
represented $55,897,000 in principal amount.
As of such date, each repurchase agreement in
the joint account and the value of
the collateral therefor were as follows:
Bear, Stearns & Co. Inc., 5.53%, in the
principal amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98.
The value of the collateral including
accrued interest was $316,688,713.
Credit Suisse First Boston Corp., 5.54%, in
the principal amount of
$310,000,000, repurchase price $310,047,706,
due 5/1/98. The value of the
collateral including accrued interest was
$321,763,994.
J.P. Morgan Securities, Inc., 5.53%, in the
principal amount of $310,000,000,
repurchase price $310,047,619, due 5/1/98.
The value of the collateral including
accrued interest was $316,200,983.
UBS Securities LLC, 5.375%, in the principal
amount of $218,770,000, repurchase
price $218,802,664, due 5/1/98. The value of
the collateral including accrued
interest was $223,146,143.
---------------------------------------------
---------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value or Class
Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.
Transactions in shares of beneficial interest were as follows:

Class A                               Shares
Amount
---------------------------------   ---------
--    -------------
Six months ended April 30, 1998:
Shares sold......................
10,792,790    $ 224,136,877
Shares issued in reinvestment of
  dividends and distributions....
2,874,412       56,689,346
Shares reacquired................
(8,603,749)    (175,726,982)
                                    ---------
--    -------------
Net increase in shares
  outstanding before
  conversion.....................
5,063,453      105,099,241
Shares issued upon conversion
  and/or exchange from Class B...
1,024,859       20,788,919
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
6,088,312    $ 125,888,160
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended October 31, 1997:
Shares sold......................
24,088,902    $ 429,955,821
Shares issued in reinvestment of
  dividends and distributions....
1,457,169       24,726,140
Shares reacquired................
(23,710,223)    (422,399,190)
                                    ---------
--    -------------
Net increase in shares
  outstanding before
  conversion.....................
1,835,848       32,282,771
Shares issued upon conversion
  and/or exchange from Class B...
3,168,790       57,758,918
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
5,004,638    $  90,041,689
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------------------------------------
-----------------------------------
Notes to Financial Statements (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------

Class B                               Shares
Amount
---------------------------------   ---------
--    -------------
Six months ended April 30, 1998:
Shares sold......................
13,185,047    $ 272,684,789
Shares issued in reinvestment of
  dividends and distributions....
5,739,813      112,732,028
Shares reacquired................
(6,597,071)    (135,954,614)
                                    ---------
--    -------------
Net increase in shares
  outstanding before
  conversion.....................
12,327,789      249,462,203
Shares reacquired upon conversion
  and/or exchange into Class A...
(1,028,303)     (20,788,919)
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
11,299,486    $ 228,673,284
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended October 31, 1997:
Shares sold......................
11,692,362    $ 220,160,621
Shares issued in reinvestment of
  dividends and distributions....
3,363,615       56,041,561
Shares reacquired................
(12,575,129)    (224,049,253)
                                    ---------
--    -------------
Net increase in shares
  outstanding before
  conversion.....................
2,480,848       52,152,929
Shares reacquired upon conversion
  and/or exchange into Class A...
(3,179,464)     (57,758,918)
                                    ---------
--    -------------
Net decrease in shares
  outstanding....................
(698,616)   $  (5,605,989)
                                    ---------
--    -------------
                                    ---------
--    -------------
Class C
---------------------------------
Six months ended April 30, 1998:
Shares sold......................
831,950    $  17,312,533
Shares issued in reinvestment of
  dividends and distributions....
96,048        1,888,496
Shares reacquired................
(155,731)      (3,248,868)
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
772,267    $  15,952,161
                                    ---------
--    -------------
                                    ---------
--    -------------
Class C                               Shares
Amount
---------------------------------   ---------
--    -------------
Year ended October 31, 1997:
Shares sold......................
479,888    $   9,368,720
Shares issued in reinvestment of
  dividends and distributions....
33,855          567,873
Shares reacquired................
(211,033)      (3,840,172)
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
302,710    $   6,096,421
                                    ---------
--    -------------
                                    ---------
--    -------------
Class Z
---------------------------------
Six months ended April 30, 1998:
Shares sold......................
2,997,588    $  62,276,629
Shares issued in reinvestment of
  dividends and distributions....
490,185        9,664,442
Shares reacquired................
(3,242,810)     (68,227,841)
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
244,963    $   3,713,230
                                    ---------
--    -------------
                                    ---------
--    -------------
Year ended October 31, 1997:
Shares sold......................
2,149,748    $  40,494,703
Shares issued in reinvestment of
  dividends and distributions....
213,923        3,630,172
Shares reacquired................
(1,680,122)     (30,855,405)
                                    ---------
--    -------------
Net increase in shares
  outstanding....................
683,549    $  13,269,470
                                    ---------
--    -------------
                                    ---------
--    -------------

---------------------------------------------
---------------
Note 7. Dividends
On June 22, 1998 the Board of Trustees of the
Fund declared the following
dividends per share, payable on June 30, 1998 to shareholders of record on June
25, 1998.

                                      Class
Class B    Class
                                        A
and C       Z
                                    ---------
---------   ------
Ordinary Income...................    $0.10
$  0.06    $ 0.11

---------------------------------------------
-----------------------------------

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------

Class A
                                            -
---------------------------------------------
-------------------------------

Six Months

Ended                            Year Ended
October 31,

April 30,       -----------------------------
-------------------------------

1998           1997         1996         1995
1994         1993
                                            -
-----------     --------     --------     ---
-----     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$  21.00       $  15.43     $  14.40     $
14.03     $  14.38     $  12.16
                                            -
-----------     --------     --------     ---
-----     --------     --------
Income from investment operations
Net investment income...................
 .21            .45          .47          .48
 .41          .47
Net realized and unrealized gain on
   investment transactions..............
2.94           6.29         1.75          .95
 .06         2.65
                                            -
-----------     --------     --------     ---
-----     --------     --------
   Total from investment operations.....
3.15           6.74         2.22         1.43
 .47         3.12
                                            -
-----------     --------     --------     ---
-----     --------     --------
Less distributions
Dividends from net investment income....
(.22)          (.43)        (.49)
(.54)        (.29)        (.46)
Distributions from net realized gains...
(1.89)          (.74)        (.70)
(.52)        (.53)        (.44)
                                            -
-----------     --------     --------     ---
-----     --------     --------
   Total distributions..................
(2.11)         (1.17)       (1.19)
(1.06)        (.82)        (.90)
                                            -
-----------     --------     --------     ---
-----     --------     --------
Net asset value, end of period..........
$  22.04       $  21.00     $  15.43     $
14.40     $  14.03     $  14.38
                                            -
-----------     --------     --------     ---
-----     --------     --------
                                            -
-----------     --------     --------     ---
-----     --------     --------
TOTAL RETURN(a):........................
16.24%         45.68%       15.97%
11.15%        3.48%       26.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$732,523       $570,146     $341,717
$276,990     $150,502     $104,017
Average net assets (000)................
$640,047       $454,892     $310,335
$236,688     $131,398     $ 70,895
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
 .88%(b)        .94%         .98%        1.03%
1.09%        1.07%
   Expenses, excluding distribution
      fees..............................
 .63%(b)        .69%         .73%         .78%
 .85%         .87%
   Net investment income................
1.98%(b)       2.32%        3.26%
3.36%        2.97%        3.44%
For Class A, B, C and Z shares:
Portfolio turnover rate.................
13%            36%          36%          74%
70%          57%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------

Class B
                                            -
---------------------------------------------
-----------------------------------

Six Months

Ended                              Year Ended
October 31,

April 30,       -----------------------------
-----------------------------------

1998            1997           1996
1995         1994         1993
                                            -
-----------     ----------     ----------
--------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$    20.93      $    15.39     $    14.36
$  14.00     $  14.35     $  12.14
                                            -
-----------     ----------     ----------
--------     --------     --------
Income from investment operations
Net investment income...................
 .13             .29            .39
 .37          .31          .37
Net realized and unrealized gain on
   investment transactions..............
2.93            6.29           1.71
 .95          .06         2.64
                                            -
-----------     ----------     ----------
--------     --------     --------
   Total from investment operations.....
3.06            6.58           2.10
1.32          .37         3.01
                                            -
-----------     ----------     ----------
--------     --------     --------
Less distributions
Dividends from net investment income....
(.14)           (.30)          (.37)
(.44)        (.19)        (.36)
Distributions from net realized gains...
(1.89)           (.74)          (.70)
(.52)        (.53)        (.44)
                                            -
-----------     ----------     ----------
--------     --------     --------
   Total distributions..................
(2.03)          (1.04)         (1.07)
(.96)        (.72)        (.80)
                                            -
-----------     ----------     ----------
--------     --------     --------
Net asset value, end of period..........
$    21.96      $    20.93     $    15.39
$  14.36     $  14.00     $  14.35
                                            -
-----------     ----------     ----------
--------     --------     --------
                                            -
-----------     ----------     ----------
--------     --------     --------
TOTAL RETURN(a):........................
15.81%          44.60%         15.12%
10.29%        2.73%       25.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$1,559,893      $1,250,216     $  929,948
$906,793     $954,951     $527,868
Average net assets (000)................
$1,371,095      $1,072,118     $  951,220
$911,856     $784,063     $304,898
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.63%(b)        1.69%          1.73%
1.78%        1.85%        1.87%
   Expenses, excluding distribution
      fees..............................
 .63%(b)         .69%           .73%
 .78%         .85%         .87%
   Net investment income................
1.23%(b)        1.60%          2.51%
2.66%        2.21%        2.58%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

Financial Highlights (Unaudited)
PRUDENTIAL EQUITY INCOME FUND
---------------------------------------------
-----------------------------------

Class C
                                            -
---------------------------------------------
---------------------------

August 1,

Six Months
1994(c)

Ended                  Year Ended October 31,
Through

April 30,       -----------------------------
-----------     October 31,

1998             1997             1996
1995         1994
                                            -
-----------     ------------     ------------
------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$  20.93         $  15.39          $14.36
$14.00       $ 13.99
                                            -
-----------         ------           -----
------         -----
Income from investment operations
Net investment income...................
 .14              .37             .38
 .40           .08
Net realized and unrealized gain (loss)
   on investment transactions...........
2.92             6.21            1.72
 .92          (.02)
                                            -
-----------         ------           -----
------         -----
   Total from investment operations.....
3.06             6.58            2.10
1.32           .06
                                            -
-----------         ------           -----
------         -----
Less distributions
Dividends from net investment income....
(.14)            (.30)           (.37)
(.44)         (.05)
Distributions from net realized gains...
(1.89)            (.74)           (.70)
(.52)           --
                                            -
-----------         ------           -----
------         -----
   Total distributions..................
(2.03)           (1.04)          (1.07)
(.96)         (.05)
                                            -
-----------         ------           -----
------         -----
Net asset value, end of period..........
$  21.96         $  20.93          $15.39
$14.36       $ 14.00
                                            -
-----------         ------           -----
------         -----
                                            -
-----------         ------           -----
------         -----
TOTAL RETURN(a):........................
15.81%           44.60%          15.12%
10.29%         0.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$ 35,755         $ 17,911          $8,511
$4,586       $ 1,527
Average net assets (000)................
$ 25,172         $ 11,432          $6,730
$3,132       $   762
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.63%(b)         1.69%           1.73%
1.78%         2.05%(b)
   Expenses, excluding distribution
      fees..............................
 .63%(b)          .69%            .73%
 .78%         1.05%(b)
   Net investment income................
1.19%(b)         1.53%           2.51%
2.57%         2.42%(b)

Class Z
                                          ---
-----------------------------------------

March 1,

Six Months         Year           1996(d)

Ended            Ended          Through

April 30,       October 31,     October 31,

1998            1997            1996
                                          ---
---------     -----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $
21.00         $ 15.42         $ 15.13
                                          ---
---------     -----------     -----------
Income from investment operations
Net investment income...................
 .23             .36             .38
Net realized and unrealized gain (loss)
   on investment transactions...........
2.95            6.43             .30
                                          ---
---------     -----------     -----------
   Total from investment operations.....
3.18            6.79             .68
                                          ---
---------     -----------     -----------
Less distributions
Dividends from net investment income....
(.24)           (.47)           (.39)
Distributions from net realized gains...
(1.89)           (.74)             --
                                          ---
---------     -----------     -----------
   Total distributions..................
(2.13)          (1.21)           (.39)
                                          ---
---------     -----------     -----------
Net asset value, end of period..........    $
22.05         $ 21.00         $ 15.42
                                          ---
---------     -----------     -----------
                                          ---
---------     -----------     -----------
TOTAL RETURN(a):........................
16.41%          46.12%           4.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $
84,084         $74,956         $44,509
Average net assets (000)................    $
96,879         $57,369         $24,641
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
 .63%(b)         .69%            .73%(b)
   Expenses, excluding distribution
      fees..............................
 .63%(b)         .69%            .73%(b)
   Net investment income................
2.20%(b)        2.58%           3.51%(b)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Caren A. Cunningham, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 1998
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective
investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

743916207
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743916306  Cat#4441363
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